Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Outstanding Foreign Currency Forward Contracts

At December 31, 2013 and 2012, the Company had the following outstanding foreign currency forward contracts that were entered into to hedge nonfunctional currency cash flows from forecasted revenues and expenses (in millions):

	Currency Denomination
Foreign Currency	December 31, 2013		December 31, 2012
Norwegian Krone	NOK	10,503	NOK	6,281
Euro		€406		€389
U.S. Dollar		$357		$357
Danish Krone	DKK	278	DKK	134
British Pound Sterling		£23		£6
Singapore Dollar	SGD	17	SGD	14
Canadian Dollar	CAD	16	CAD	—

The Company had the following outstanding foreign currency forward contracts that hedge the fair value of nonfunctional currency monetary accounts (in millions):

	Currency Denomination
Foreign Currency	December 31, 2013		December 31, 2012
Norwegian Krone	NOK	3,257	NOK	1,684
Russian Ruble	RUB	2,149	RUB	1,467
U.S. Dollar		$715		$967
Euro		€310		€225
Danish Krone	DKK	177	DKK	177
British Pound Sterling		£14		£9
Swedish Krone	SEK	4	SEK	5
Singapore Dollar	SGD	3	SGD	24
Canadian Dollar	CAD	3	CAD	2
Brazilian Real	BRL	—	BRL	135

Derivative Instruments and their Balance Sheet Classifications

The Company has the following fair values of its derivative instruments and their balance sheet classifications (in millions):

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
	Balance Sheet	December 31,		Balance Sheet	December 31,
	Location	2013	2012	Location	2013	2012
Derivatives designated as hedging instruments under ASC Topic 815
Foreign exchange contracts	Prepaid and other current assets	$35	$57	Accrued liabilities	$18	$5
Foreign exchange contracts	Other Assets	5	24	Other Liabilities	9	1

Total derivatives designated as hedging instruments under ASC Topic 815		$40	$81		$27	$6

Derivatives not designated as hedging instruments under ASC Topic 815
Foreign exchange contracts	Prepaid and other current assets	$19	$24	Accrued liabilities	$13	$13

Total derivatives not designated as hedging instruments under ASC Topic 815		$19	$24		$13	$13

Total derivatives		$59	$105		$40	$19

Effect of Derivative Instruments on Consolidated Statements of Income

The Effect of Derivative Instruments on the Consolidated Statements of Income
($ in millions)
Derivatives Designated as Hedging Instruments under ASC Topic 815	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion) (a)		Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing) (b)
	Years Ended December 31,			Years Ended December 31,			Years Ended December 31,
	2013	2012		2013	2012		2013	2012
			Revenue	16	(6)
Foreign exchange contracts	(42)	105	Cost of revenue	(6)	(26)	Other income (expense), net	12	8

Total	(42)	105		10	(32)		12	8

Derivatives Not Designated as	Location of Gain (Loss)	Amount of Gain (Loss)
Hedging Instruments under	Recognized in Income	Recognized in Income on
ASC Topic 815	on Derivatives	Derivatives
		Years Ended December 31,
		2013	2012
Foreign exchange contracts	Other income (expense), net	18	19

Total		18	19

(a)	The Company expects that $(16) million of the Accumulated Other Comprehensive Income (Loss) will be reclassified into earnings within the next twelve months with an offset by gains from the underlying transactions resulting in no impact to earnings or cash flow.
(b)	The amount of gain (loss) recognized in income represents nil related to the ineffective portion of the hedging relationships for the each of the years ended December 31, 2013 and 2012, and $12 million and $8 million related to the amount excluded from the assessment of the hedge effectiveness for the years ended December 31, 2013 and 2012, respectively.